STOCK-BASED COMPENSATION (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Activity
Outstanding, beginning balance		150,000
Exercised
Cancelled/Forfeited		150,000
Outstanding, ending balance
Weighted Average Exercise Price
Outstanding, beginning balance		$ 5.00
Exercised
Cancelled/Forfeited		$ 5.00
Outstanding, ending balance